Property and equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property and equipment consists of (in thousands):

(in thousands)	June 30, 2022	June 30, 2021
Lab equipment	$1,143	$592
Software	1,476	1,534
Office equipment	124	84
Office furniture	35	35
Leasehold improvements	576	576
Construction in progress	—	—
Total	3,354	2,821
Less accumulated depreciation and amortization	(796)	(331)
	$2,558	$2,490

Schedule of Expected Amortization Expense for the Next Five Years and Thereafter	As of June 30, 2022, the expected amortization expense for the next five years and thereafter is as follows:

(in thousands)
2023	$175
2024	175
2025	175
2026	140
2027	120
Thereafter	403
$1,188